Significant events (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Oct. 20, 2023 item	Mar. 10, 2023 MXN ($) tranche	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023	Dec. 31, 2022 MXN ($)	Jan. 01, 2024
Significant events
Aggregate amount of short term loans			$ 28,865	$ 600,000		$ 1,200,000
Interest rate basis			TIIE 28	TIIE 28
Spread on interest rate basis				0.60%
Repayment of debt securities				$ 1,500,000
Number of airports operated by the company | item	13
Percentage of passenger traffic to total passenger traffic by Acapulco International Airport					3.30%
Percentage of revenue to GCAN aeronautical and non-aeronautical revenues by Acapulco International Airport					3.20%
Decrease in total passenger traffic at Acapulco International Airport			32.70%	32.70%
Property, plant and equipment
Significant events
Amount recovered from investments of Acapulco Airport After Disaster				$ 137,930
Airport concessions
Significant events
Concessionaire tax rate				9.00%	5.00%		9.00%
Debt instrument bonds issued on March 10,2023
Significant events
Interest rate basis		28-day TIIE
Spread on interest rate basis		0.22%
Principal amount		$ 3,200,000
Number of tranches | tranche		2
Variable interest rate | Debt instrument bonds issued on March 10,2023
Significant events
Principal amount		$ 640,000
Term of loan		3 years 4 months 24 days
Fixed interest rate | Debt instrument bonds issued on March 10,2023
Significant events
Interest rate basis		10.26%
Principal amount		$ 2,560,000
Term of loan		7 years
Green notes
Significant events
Repayment of debt note		$ 1,200,000
Bottom of range
Significant events
Loans maturity			three	three
Top of range
Significant events
Loans maturity			P6M	P6M